OTHER GAINS AND LOSSES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of other gains and losses

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Loss on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$(473.9)	$(683.1)	$(200.2)
Gain on disposal of investments accounted for using equity method, net	15.7	7.1	-
Loss on disposal of subsidiaries	-	-	(168.0)
Gain (loss) on financial instruments at FVTPL, net	6,523.1	(8,204.7)	(8,083.1)
Reversal of (provision for) expected credit loss of financial assets
Investments in debt instruments at FVTOCI	(9.5)	(12.3)	17.1
Financial assets at amortized cost	(26.2)	(37.6)	(13.2)
Other gains, net	932.4	551.2	730.2

	$6,961.6	$(8,379.4)	$(7,717.2)